Derivative Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Before and After Tax Amounts for the Various Components of Other Comprehensive Loss

The following table summarizes the before and after tax amounts for the various components of other comprehensive loss for the periods presented:

	Three Months Ended September 30, 2021			Nine Months Ended September 30, 2021
		Tax (Expense)			Tax (Expense)
	Before Tax	Benefit	After Tax	Before Tax	Benefit	After Tax
Foreign Currency	$(414)	$—	$(414)	$(504)	$—	$(504)
Interest Rate Swap	348	—	348	(2,074)	—	(2,074)
Total AOCL	$(66)	$—	$(66)	$(2,578)	$—	$(2,578)